Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Successor [Member]
Accrued Liabilities (Details) - Schedule of Accrued Liabilities [Line Items]
Employee-related liabilities	$ 123,020
Accrued taxes	78,448
Accrued legal expenses
Accrued interest
Other accrued expenses	92,875
Total accrued liabilities	$ 294,343
Predecessor [Member]
Accrued Liabilities (Details) - Schedule of Accrued Liabilities [Line Items]
Employee-related liabilities		$ 68,697
Accrued taxes
Accrued legal expenses		46,466
Accrued interest		27,637
Other accrued expenses		1,833
Total accrued liabilities		$ 144,633